Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

April 2023 Offering

On April 5, 2023, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell an aggregate of 400,000 shares of common stock, pre-funded warrants to purchase up to an aggregate of 1,170,860 shares of common stock, and common stock warrants to purchase up to an aggregate of 1,570,680 shares of common stock, at a combined purchase price of $1.91 per share and warrant. Aggregate gross proceeds from the April 2023 Offering were approximately $3,000,000, and the April 2023 Offering closed on April 10, 2023.

The April 2023 Pre-Funded Warrants have an exercise price equal to $0.0001, are immediately exercisable and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the April 2023 Pre-Funded Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The April 2023 Pre-Funded Warrants are exercisable until they are exercised in full. The April 2023 Pre-Funded Warrants are subject to a provision prohibiting the exercise of such April 2023 Pre-Funded Warrants to the extent that, after giving effect to such exercise, the holder of such April 2023 Pre-Funded Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 9.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the April 2023 Pre-Funded Warrants have a tender offer provision, the April 2023 Pre-Funded Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the April 2023 Pre-Funded Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

The April 2023 Common Warrants have an exercise price equal to $1.78 per share, are exercisable 6 months following the closing of the April 2023 Offering (the “Initial Exercise Date”) and are subject to customary anti-dilution adjustments for stock splits or dividends or other similar transactions. The exercise price of the April 2023 Common Warrants will not be subject to adjustment as a result of subsequent equity issuances at effective prices lower than the then-current exercise price. The April 2023 Common Warrants are exercisable for 5 years following the Initial Exercise Date. The April 2023 Common Warrants are subject to a provision prohibiting the exercise of such April 2023 Common Warrants to the extent that, after giving effect to such exercise, the holder of such April 2023 Common Warrants (together with the holder’s affiliates, and any other persons acting as a group together with the holder or any of the holder’s affiliates), would beneficially own in excess of 4.99% of the Company’s outstanding common stock (which may be increased or decreased, with 61 days prior written notice by the holder). Although the April 2023 Common Warrants have a tender offer provision, the April 2023 Common Warrants were determined to be equity-classified because they met the limited exception in the case of a change-in-control. Because the April 2023 Common Warrants are equity-classified, the placement agent fees and offering expenses will be accounted for as a reduction of additional paid in capital.

On April 5, 2023, all 1,170,860, of the April 2023 Pre-funded Warrants were exercised for a total value of $117; there are no remaining outstanding April 2023 Pre-funded Warrants. No April 2023 Common Warrants have been exercised.

Amendment to Common Warrant Agreements for the July 2022 and December 2022 Offerings

On April 5, 2023, the Company entered into an Amendment to the common warrant agreements for the July 2022 and December 2022 Offerings, whereby the warrants to purchase up to 2,571,429 (with an original exercise price of $3.50 per share) and 306,604 shares (with an original exercise price of $1.06 per share), respectively, were amended to have an exercise price of $1.78 per share and for their expiration date to be extended to expire on October 10, 2028.

Amendments to Executive Employment Agreements

On April 27, 2023, and effective on January 1, 2023, the Company entered into (a) a Third Amendment to Employment Agreement with James N. Woody, M.D., Ph.D., the Chief Executive Officer and Director of the Company, and (b) a Third Amendment to Employment Agreement with Jonathan Rothbard, Ph.D., Chief Scientific Officer of the Company and on May 8, 2023 and effective on January 1, 2023, the Company entered into an Amended and Corrected Third Amendment to Employment Agreement with Ozan Pamir, the Chief Financial Officer of the Company (collectively, the “Amendments”), which each amended the compensation agreements currently in place with such individuals.

The Amendments reflect (a) an increase in the salary of each of Dr. Woody, Mr. Pamir and Dr. Rothbard of 3.5%, effective as of January 1, 2023; and (b) in the case of Mr. Pamir, a further increase in salary to $380,000 per annum and increase in his target bonus to 40%, effective April 1, 2023, as well as a change in his title from Interim Chief Financial Officer to Chief Financial Officer.

The foregoing description of the Amendments does not purport to be complete and is qualified in their entirety by reference to the Amendments, copies of which were attached as Exhibits 10.1 through Exhibit 10.3, respectively, on a Current Report on Form 8-K filed with the Securities and Exchange Commission on April 28, 2023, and incorporated herein by reference.

Effective April 27, 2023, the Board of Directors, with the recommendation of the Compensation Committee of the Board of Directors, approved the payment of $111,675 to Dr. Woody; $24,154 to Mr. Pamir; and $50,343 to Dr. Rothbard, in back pay owed to such officers.

NOTE 15 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions subsequent to December 31, 2022 through the date the financial statements were issued. Except for the following, there are no subsequent events identified that would require disclosure in the financial statements.

Compliance Notification from NASDAQ

On January 4, 2023, NASDAQ notified the Company that it had regained full compliance with the minimum bid price for continued listing on the Nasdaq pursuant to Nasdaq Listing Rule 5550(a)(2) (see Note 12 for further information.

Amendment to Common Warrant Agreement for the December 2022 Offering

On January 12, 2023, the Company entered into an Amendment to the Common Stock Purchase Warrant Agreement dated December 22, 2022, whereby the holder was issued warrants to purchase up to 2,571,429 shares of common stock at an exercise price of $3.50 per share. Per the Warrant Agreement, the initial exercise date was June 22, 2023; per the Amendment, the exercise date was changed to January 12, 2023.

Kinexum Agreement

On January 13, 2023, the Company entered into an agreement with Kinexum, which agreed to provide assistance to the Company in connection with the Conditional Marketing Authorization (CMA) and Marketing Approval Application (MAA) which the Company expects to submit to the U.K. Medicines and Healthcare products Regulatory Agency (MHRA) in connection with the Company’s planned use of adalimumab to treat progressive early-stage Dupuytren’s disease. Including the costs associated with the Kinexum contract, the Company anticipates that it will spend approximately $900,000 to $1,000,000, cumulative in the three quarters ending September 30, 2023 for activities associated with the MHRA filing and other regulatory preparation.

Quan Vu Separation

Effective January 15, 2023, the Company and Quan Vu (the Company’s former Chief Operating Officer/Chief Business Officer) mutually agreed to terminate Vu’s employment with 180LS. In accordance with the termination, the parties entered into a separation agreement, whereby the Company agreed to pay Vu an agreed-upon severance payment including accrued back-pay, agreed-upon health insurance expenses and accrued paid time-off for a total amount of $407,135.

Glenn Larsen Consulting Agreements

On February 22, 2023, the Company entered into a consulting agreement with Glenn Larsen to provide consulting services; in consideration for the services provided, the Company agrees to compensate Mr. Larsen in the amount of $10,000 per month; the amounts owed may be settled in cash or shares of the Company’s common stock (which will be subject to the Company’s 2022 Omnibus Incentive Plan (“Plan”) or another approved equity compensation plan) or a combination of both at the option of Mr. Larsen. No shares may be issued and cash will be the default payment method for fees until an increase in shares available in the Plan is approved and any issuance is conditioned upon the Company having sufficient shares in the Plan to be issued. Mr. Larsen is also eligible to participate in the Company’s stock option plan, subject to approval from the Board of Directors. The initial term of the agreement is for three years from the effective date of the contract and shall automatically extend for additional one-year periods.